INCOME TAXES - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (8,480)	$ (53,292)	$ (225,429)
Foreign	(412,642)	(127,876)	(50,945)
Loss Before Income Taxes	$ (421,122)	$ (181,168)	$ (276,374)